Pension and Severance Plans (Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (369)	¥ (8,859)
Net actuarial loss	223,354	311,128
Ending balance	222,985	302,269
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	10,058	(45)
Net actuarial loss	66,326	71,906
Ending balance	¥ 76,384	¥ 71,861